Offerings - Offering: 1	Aug. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	2,000,000
Proposed Maximum Offering Price per Unit	10.14
Maximum Aggregate Offering Price	$ 20,280,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,104.87
Offering Note
(1)
Represents additional 2,000,000 shares of Common Stock authorized to be issued pursuant to the Medallion Financial Corp. 2018 Equity Incentive Plan, as amended (the “2018 Plan”). In addition, this Registration Statement covers an indeterminable number of additional shares as may hereafter be offered or issued pursuant to the 2018 Plan, to prevent dilution resulting from stock splits, stock dividends or similar transactions effected without the receipt of consideration and pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Estimated solely for calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h)(1) under the Securities Act, based on the average of high and low prices reported on the NASDAQ Global Select Market on August 1, 2025.